Related parties balances and transactions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Related parties balances and transactions
Short-term employee benefits	$ 42,170	$ 37,713	$ 34,540